Borrowings - Summary of Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings [Abstract]
Non-current		$ 5,937
Current	$ 5,944	23
Total	$ 5,944	$ 5,960